Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
15. Other Intangible Assets
Other intangible assets are as follows:

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$10,486	$2,046	$8,440
Acquired licensing rights	9,806	5,571	4,235
Marketing and procurement intangible assets	3,817	2,988	829

Total	$24,109	$10,605	$13,504

As of December 31, 2019, the Company concluded, through the ASC 360
, Intangibles, Goodwill and Other
(“ASC 360”)
valuation testing, that factors existed indicating that long-lived assets were impaired. Thus, we tested the carrying amount of the intangibles for impairment on December 31, 2019. The method used to determine the fair value of the asset group was based on a net asset value approach (i.e. a cost approach). As a result, for the year ended December 31, 2019, we recorded an impairment charge for all of the other intangible assets totaling $85,096. Included within these impairment charges are $71,958 of other intangible assets, net of amortization, acquired as part of Paradigm. For the year ended December 31, 2018, the Company recorded asset impairment and abandonment charges of $2,718 relating to the abandonment of our map3
®
implant.
For the years ended December 31, 2019, 2018, and 2017, the Company had amortization expense of other intangible assets of $10,671, $3,555, and $3,267, respectively.